Supplement dated July 2, 2025
to the Statement of Additional Information (SAI) as supplemented, dated May 1, 2025, for funds under the following trusts:
Trust
Columbia Funds Variable Insurance Trust
Columbia Funds Variable Series Trust II
Effective immediately, the information under the subsection, “The Investment Manager and Subadvisers - Portfolio Managers" in the “Investment Management and Other Services" section of the SAI for VP - Emerging Markets Fund is hereby superseded and replaced with the following:
Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
Information is as of December 31, 2024, unless otherwise noted
VP – Emerging Markets Fund	Derek Lin	3 RICs 7 PIVs 20 other accounts	$849.70 million $1.29 billion $1.37 billion	None	Columbia Management	Columbia Management
	Darren Powell	2 RICs 7 PIVs 10 other accounts	$805.73 million $1.29 billion $1.52 billion	None
	Cory Unal(b)	9 PIVs 3 other accounts	$744.23 million $483.33 million	None
	Perry Vickery	2 RICs 7 PIVs 19 other accounts	$805.73 million $1.52 billion $1.53 billion	None
	Dara White	3 RICs 9 PIVs 13 other accounts	$849.70 million $1.97 billion $1.56 billion	None
*
RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**
Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(b)
The portfolio manager began managing the Fund after its last fiscal year end.
The rest of the section remains the same.
SAI7950-0013_(07/25)

Effective immediately, the information under the subsection, “The Investment Manager and Subadvisers - Portfolio Managers" in the “Investment Management and Other Services" section of the SAI for VP - Partners International Growth Fund for Walter Scott is hereby superseded and replaced with the following information:
		Other accounts Managed (excluding the Fund)			Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
Information is as of December 31, 2024, unless otherwise noted
VP – Partners International Growth Fund	Walter Scott: Fraser Fox	4 RICs 41 PIVs 139 other accounts	$7.11 billion $26.82 billion $43.84 billion	2 PIVs ($327.00 M) 15 other accounts ($2.42 B)	Walter Scott	Walter Scott
	Jane Henderson	4 RICs 41 PIVs 139 other accounts	$7.11 billion $26.82 billion $43.84 billion	2 PIVs ($327.00 M) 15 other accounts ($2.42 B)
	Roy Leckie	4 RICs 41 PIVs 139 other accounts	$7.11 billion $26.82 billion $43.84 billion	2 PIVs ($327.00 M) 15 other accounts ($2.42 B)
	Maxim Skorniakov	4 RICs 41 PIVs 139 other accounts	$7.11 billion $26.82 billion $43.84 billion	2 PIVs ($327.00 M) 15 other accounts ($2.42 B)
*
RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**
Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
The rest of the section remains the same.
Effective immediately, the information under the subsection, “The Investment Manager and Subadvisers - Portfolio Managers" in the “Investment Management and Other Services" section of the SAI for VP - Partners International Value Fund for TSW is hereby superseded and replaced with the following information:

		Other accounts Managed (excluding the Fund)			Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
Information is as of December 31, 2024, unless otherwise noted
VP – Partners International Value Fund	TSW: Brandon Harrell	6 RICs 5 PIVs 12 other accounts	$6.53 billion $1.73 billion $3.57 billion	None	TSW	TSW
	Stedman Oakey(d)	6 RICs 5 PIVs 12 other accounts	$6.58 billion $4.71 billion $3.79 billion	None
*
RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**
Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(d)
The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of May 31, 2025.

SAI7950-0013_(07/25)

The rest of the section remains the same.
Effective immediately, the information under the subsection, “The Investment Manager and Subadvisers - Portfolio Managers" in the “Investment Management and Other Services" section of the SAI for VP - Partners Small Cap Value Fund for SBH is hereby superseded and replaced with the following:
		Other accounts Managed (excluding the Fund)			Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
Information is as of December 31, 2024, unless otherwise noted
VP – Partners Small Cap Value Fund	SBH: Mark Dickerber	3 RICs 114 other accounts	$618.70 million $2.22 billion	2 other accounts ($87.80 M)	SBH	SBH
	Shaun Nicholson	2 RICs 82 other accounts	$533.80 million $1.56 billion	None
*
RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**
Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
The rest of the section remains the same.
Effective immediately, the following disclosure is added to the subsection “Expense Limitations – Expense Reimbursement Agreements" in the “Investment Management and Other Services" section of the SAI:
Expense Reimbursement Arrangements
Effective July 1, 2025, the voluntary fee waiver/expense reimbursement arrangements for VP – American Century Diversified Bond Fund, VP – Moderate Portfolio, VP – Partners Core Bond Fund, VP – Principal Large Cap Growth Fund, VP – Select Large Cap Value Fund, VP – TCW Core Plus Bond Fund, VP – T. Rowe Price Large Cap Value Fund and VP – Victory Sycamore Established Value Fund as described in the “More Information About the Fund – Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance” section of each of the Fund’s prospectus have become contractual obligations. The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through April 30, 2026, unless sooner terminated at the sole discretion of the Funds’ Board, so that the Funds’ net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the annual rates as described in the “More Information About the Fund – Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance” section of each of the Fund’s prospectus.
Under the agreement, the following fees and expenses are excluded from the Funds’ operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Funds, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Funds’ Board. This agreement may be modified or amended only with approval from all parties.
Additionally, effective July 1, 2025, the contractual fee waiver agreement for VP – Wellington Large Cap Value Fund described in the “More Information About the Fund(s) – Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance” section of the Fund’s prospectus have been replaced with the following:
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through April 30, 2026, unless sooner terminated at the sole discretion of the Fund’s Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of 0.61% for Class 1 and 0.86% for Class 2.

SAI7950-0013_(07/25)

Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.
The rest of the section remains the same.
Effective immediately, the table under the caption “Ongoing Portfolio Holdings Disclosure Arrangements - Identity of Recipient - Recipients under arrangements with subadvisers" in the “Other Practices – Disclosure of Portfolio Holdings Information" section of the SAI is hereby changed by adding the following.
Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
Recipients under arrangements with subadvisers:
Employee Compliance Manager	Used by certain subadvisers for COE and personal trading systems.	Daily
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.

SAI7950-0013_(07/25)